Loans (Loans Modified as Troubled Debt Restructuring within Previous Twelve Months and for which There Was Payment Default During Current Fiscal Year) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 11,391	¥ 30,230
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	11,361	23,329
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	1,801	2,890
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	1,621	1,731
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	1,188	2,710
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	4,614	13,097
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	771	833
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	1,366	2,068
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 30	¥ 6,901